Trade and Other Receivables (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about trade and other receivable [line items]
Dividends received	¥ 479,633	¥ 557,312	¥ 216,530
Entrusted lendings included in other receivables	¥ 12,000	¥ 88,000	¥ 106,000
Entrusted lendings, interest rate	1.75%	1.75%
Bottom of range [member]
Disclosure of detailed information about trade and other receivable [line items]
Entrusted lendings, interest rate			1.75%
Top of range [member]
Disclosure of detailed information about trade and other receivable [line items]
Entrusted lendings, interest rate			3.00%
Certain associates and joint ventures [member]
Disclosure of detailed information about trade and other receivable [line items]
Dividends declared	¥ 479,633	¥ 557,312	¥ 197,158
Dividends received	¥ 479,633	¥ 557,312